INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

13) INCOME TAXES

Enerplus’ provision for income tax is as follows:

($ thousands)	2019	2018	2017
Current tax
Canada	$(13,910)	$(400)	$(407)
United States	(19,504)	(26,693)	(47,550)
Current tax expense/(recovery)	(33,414)	(27,093)	(47,957)
Deferred tax
Canada	$11,023	$3,915	$(17,127)
United States	70,252	126,389	147,072
Deferred tax expense/(recovery)	81,275	130,304	129,945
Income tax expense/(recovery)	$47,861	$103,211	$81,988

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2019	2018	2017
Income/(loss) before taxes
Canada	$(437,571)	$104,204	$146,953
United States	225,712	377,286	172,033
Total income/(loss) before taxes	(211,859)	481,490	318,986
Canadian statutory rate	26.50%	27.00%	27.00%
Expected income tax expense/(recovery)	$(56,143)	$130,002	$86,126
Impact on taxes resulting from:
Foreign and statutory rate differences	$27,446	$(23,859)	$157,320
Share-based compensation	(5,398)	(18,102)	5,067
Capital gains and losses	3,994	7,254	(6,337)
Change in valuation allowance	(22,038)	6,292	(162,992)
Amounts in respect of prior periods	(19,451)	—	—
Non-deductible goodwill impairment	119,547	—	—
Other	(96)	1,624	2,804
Income tax expense/(recovery)	$47,861	$103,211	$81,988

During the year, the Alberta corporate income tax rate change resulted in a decrease to the Canadian statutory rate by 0.5% for 2019.

The deferred income tax asset consists of the following:

As at December 31 ($ thousands)	2019	2018
Deferred income tax assets
Property, plant and equipment	$59,896	$60,665
Tax loss carry-forwards and other credits	383,600	429,651
Capital loss carryforwards and other capital items	154,532	188,409
Asset retirement obligation	33,569	33,935
Other assets	12,219	14,099
Deferred income tax assets before valuation allowance	643,816	726,759
Valuation allowance	(169,129)	(191,167)
Deferred income tax assets, net	474,687	535,592
Deferred income tax liabilities
Property, plant and equipment	$(100,328)	$(46,284)
Derivative financial instruments	(1,857)	(24,184)
Total deferred income tax liabilities	(102,185)	(70,468)
Total deferred income tax asset	$372,502	$465,124

As of December 31, 2019, $13.9 million was reclassified from deferred income tax asset to income tax receivable for the AMT refund expected to be realized in 2020 (December 31, 2018 – $27.2 million).

Loss carry-forwards and tax credits available for tax reporting purposes:

As at December 31 ($ thousands)	2019	Expiration Date
Canada
Capital losses	$1,170,000	Indefinite
Non-capital losses	405,000	2028-2039
United States
Net operating losses – prior to 2018	$889,000	2030-2039
Net operating losses – 2018 and thereafter	102,000	Indefinite

Changes in the balance of Enerplus' unrecognized tax benefits are as follows:

($ thousands)	2019	2018	2017
Balance, beginning of year	$13,300	$13,300	$13,300
Settlements	(13,300)	—	—
Balance, end of year	$—	$13,300	$13,300

Enerplus settled an outstanding dispute with the Canadian tax authorities in the Company's favor reducing the balance of its unrecognized tax benefit to nil and recorded a current tax recovery of $13.9 million including tax and interest.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years
Canada – Federal	2014-2019
United States – Federal	2016-2019

Enerplus and its subsidiaries file income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.